General information, details 2 (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales Revenue Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	34.00%	25.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%	25.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		24.00%	31.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%	11.00%
Major Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			17.00%
Major Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		13.00%	14.00%
Major Customer G [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%